Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2020	Jun. 30, 2019
Directors | Peter Steenkamp
Disclosure of transactions between related parties [line items]
Number of shares held	512,000	512,000
Directors | Andre Wilkens
Disclosure of transactions between related parties [line items]
Number of shares held	101,301	101,301
Directors | Frank Abbott1
Disclosure of transactions between related parties [line items]
Number of shares held	1,142,010	1,142,010
Directors | Harry 'Mashego' Mashego2
Disclosure of transactions between related parties [line items]
Number of shares held	0	593
Directors | Ken Dicks3
Disclosure of transactions between related parties [line items]
Number of shares held	35,000	35,000
Prescribed officers | Beyers Nel
Disclosure of transactions between related parties [line items]
Number of shares held	42,486	42,486
Prescribed officers | Johannes van Heerden
Disclosure of transactions between related parties [line items]
Number of shares held	160,000	160,000
Prescribed officers | Philip Tobias
Disclosure of transactions between related parties [line items]
Number of shares held	169,294	169,294